Income Taxes - Schedule of Income Tax (Benefits) Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Income Tax (Benefits) Expenses [Abstract]
Current tax expense	¥ (9,636)		¥ 3,633	¥ 1,160
Deferred tax (benefit) expense	(10,006)		9,893	7,425
Income tax (benefit) expense	¥ (19,642)	$ (2,742)	¥ 13,526	¥ 8,585